Summary of Significant Accounting Policies - Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Allowance for Doubtful Accounts [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	$ 11,491	$ 8,529	$ 6,933
Valuation Allowances and Reserves, Bad debt provision	3,397	3,917	4,781
Valuation Allowances and Reserves, Write-offs, net of recoveries	(5,704)	(955)	(3,185)
Valuation Allowances and Reserves, Adjustments	0	0	0
Valuation Allowances and Reserves, Ending Balance	9,184	11,491	8,529
Allowance for Sales Returns [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Valuation Allowances and Reserves, Beginning Balance	9,928	5,660	9,868
Valuation Allowances and Reserves, Bad debt provision	0	0	0
Valuation Allowances and Reserves, Write-offs, net of recoveries	0	0	0
Valuation Allowances and Reserves, Adjustments	(1,756)	4,268	(4,208)
Valuation Allowances and Reserves, Ending Balance	$ 8,172	$ 9,928	$ 5,660